Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2017
Assets Covered under Capital Leases

Assets covered under capital leases as of March 31, 2016 and 2017 were as follows:

	Millions of yen
Class of property	2016	2017
Machinery, vehicles and equipment	¥5,027	¥4,801
Less: Accumulated depreciation and amortization	(3,333)	(2,839)

Total	¥1,694	¥1,962

Future Minimum Lease Payments by Year Under Capital Leases Together with Present Value of Net Minimum Lease Payments

Future minimum lease payments by year under capital leases together with the present value of the net minimum lease payments as of March 31, 2017 were as follows:

Years ending March 31	Millions of yen
2018	¥1,074
2019	787
2020	525
2021	346
2022	174
Thereafter	13

Total minimum lease payments	2,919
Less: Amount representing interest	(86)

Present value of net minimum lease payments	2,833
Less: Amounts representing estimated executory costs	(379)

Net minimum lease payments	2,454
Less: Current obligation	(861)

Long-term capital lease obligations	¥1,593

Minimum Lease Payments Required under Operating Leases that have Initial or Remaining Non-Cancellable Lease Terms in Excess of One Year

The minimum lease payments required under operating leases that have initial or remaining non-cancellable lease terms in excess of one year as of March 31, 2017 were as follows:

Years ending March 31	Millions of yen
2018	¥12,126
2019	9,418
2020	6,245
2021	4,697
2022	4,147
Thereafter	19,511

Total minimum lease payments	¥56,144

Total Rental Expense for All Operating Leases Except Those with Terms of One Month or Less that were Not Renewed

Total rental expense for all operating leases except those with terms of 1 month or less that were not renewed for the fiscal years ended March 31, 2015, 2016 and 2017 were as follows:

	Millions of yen
	2015	2016	2017
Rental expense	¥79,634	¥77,208	¥77,696